Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region

	Year Ended December, 31
	2025	2024	2023
	(U.S. $ in thousands)
Americas
Systems	$71,527	$72,654	$108,998
Consumables	131,962	136,243	132,820
Services	125,246	132,840	147,952
Total Americas	328,735	341,737	389,770

EMEA
Systems	43,429	48,642	51,617
Consumables	79,309	79,794	75,468
Services	30,488	30,029	28,857
Total EMEA	153,226	158,465	155,942

Asia Pacific
Systems	16,656	18,980	27,031
Consumables	37,386	35,604	37,807
Services	15,099	17,672	17,048
Total Asia Pacific	69,141	72,256	81,886

Total Revenues	$551,102	$572,458	$627,598

Schedule of disaggregation of revenues

	Year Ended December, 31
	2025	2024	2023
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$380,269	$391,917	$433,741
Services	49,829	51,484	54,362
Total revenues recognized in point in time	430,098	443,401	488,103

Revenues recognized over time from:
Services	121,004	129,057	139,495
Total revenues recognized over time	121,004	129,057	139,495

Total Revenues	$551,102	$572,458	$627,598

Schedule of changes in deferred revenue

	December 31,
	2025	2024
	(U.S. $ in thousands)
Deferred revenues (*)	$66,897	$65,404